Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended
	Jun. 13, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000241223
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,208	$ 9,968	$ 11,403	$ 12,928		$ 13,969	$ 14,373	$ 15,150	$ 13,764	$ 16,171	$ 17,477	$ 17,727
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Regulatory Benchmark
Accumulated Value	10,000	10,179	9,848	11,036	12,142		12,533	13,313	13,664	13,019	14,449	15,631	16,007
T. Rowe Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						Strategy Benchmark
Accumulated Value	$ 10,000	$ 10,179	$ 9,860	$ 11,257	$ 12,541		$ 13,587	$ 14,020	$ 15,011	$ 13,515	$ 15,926	$ 17,600	$ 17,798